Summary of Significant Accounting Policies: (Tables)	9 Months Ended
Sep. 30, 2014
SUMMARY OF SIGNIFICANT ACCOUNTING PRACTICES [Abstract]
Property, Plant and Equipment [Table Text Block]
Property and equipment is capitalized and depreciated on a straight line basis over the useful life of the asset, which is deemed to be between three and ten years. Property and equipment consist of the following at September 30, 2014:

Property and equipment	$48,720
Accumulated depreciation	(613)
Property and equipment, net	$48,107